REVERSE RECAPITALIZATION (Tables)	12 Months Ended
Dec. 31, 2024
REVERSE RECAPITALIZATION
Schedule of reverse recapitalization

Cash - MCAC’s trust and cash (net of redemption)	$38,441,920
Less: transaction costs and advisory fees paid	(2,670,961)
Net Business Combination financing	$35,770,959

Common stock, outstanding prior to Business Combination	$3,898,781
Less: redemption of MCAC shares	(3,665,639)
Common stock of MCAC	233,142
MCAC founder shares	2,300,000
Rights issued to MCAC shareholders	920,000
Shares outstanding in connection with forward purchase agreement	3,248,466
Business Combination and forward purchase agreement financing shares	6,701,608
Legacy ConnectM shares	14,422,449
Total shares of common stock immediately after Business Combination	21,124,057
Issuance of shares of common stock after Business Combination	7,969,232
Total shares of common stock at December 31, 2024	$29,093,289

	Legacy ConnectM shares	Legacy ConnectM shares, effected for Exchange Ratio
Recapitalization applied to common stock outstanding at December 31, 2022	1,588,141	5,274,587
Issuance of Old ConnectM shares prior to closing of Business Combination	5,000	16,607
Conversion of convertible notes payable to common stock prior to Business Combination	321,428	1,067,592
Recapitalization applied to Series Seed preferred stock outstanding at December 31, 2022	644,030	2,139,081
Recapitalization applied to Series Seed-1 preferred stock outstanding at December 31, 2022	91,120	302,645
Recapitalization applied to Series A-1 preferred stock outstanding at December 31, 2022	743,068	2,468,026
Recapitalization applied to Series B-1 preferred stock outstanding at December 31, 2022	649,843	2,158,388
Recapitalization applied to Series B-2 preferred stock outstanding at December 31, 2022	299,730	995,523
		14,422,449